HENDERSON GLOBAL FUNDS

Henderson Japan Focus Fund
(formerly, Henderson Japan-Asia Focus Fund)

(the “Fund”)

Supplement dated June 13, 2011
to the Prospectus dated May 31, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Portfolio Managers

The “Management” section with respect to the Fund on page eleven (11) of the Prospectus is hereby deleted in its entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  Michael Wood-Martin, Fund Manager, Japanese Equities, Portfolio Manager, has managed the Fund since 2006.

The “Management of the Funds-Japan Focus Fund” section with respect to the Fund on page fifteen (15) of the Prospectus is hereby deleted in its entirety and replaced with the following:

Michael Wood-Martin, Fund Manager, Japanese Equities, is the lead Portfolio Manager for the Fund.  Mr. Wood-Martin began his career at Henderson Global Investors in 1987 and has over 24 years of investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Japan Focus Fund
(formerly Henderson Japan-Asia Focus Fund)

(the “Fund”)

Supplement dated June 13, 2011
to the Prospectus dated November 30, 2010, as supplemented January 14, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Portfolio Managers

The “Management” section with respect to the Fund on page twenty-seven (27) of the Prospectus is hereby deleted in its entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  Michael Wood-Martin, Fund Manager, Japanese Equities, Portfolio Manager, has managed the Fund since 2006.

The “Management of the Funds-Japan Focus Fund” section with respect to the Fund on page thirty-four (34) of the Prospectus is hereby deleted in its entirety and replaced with the following:

Michael Wood-Martin, Fund Manager, Japanese Equities, is the lead Portfolio Manager for the Fund.  Mr. Wood-Martin began his career at Henderson Global Investors in 1987 and has over 24 years of investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.